TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Schedule of components of loss before income taxes
The components of loss before income taxes are as follows:

	Year ended December 31,
	2015	2014
	($ in thousands)
Profit (loss) before taxes on income:
InspireMD, Inc.	$(6,131)	$(11,671)
Subsidiaries	(9,450)	(13,412)
	$(15,581)	$(25,083)

Schedule of reconciliation of the theoretical tax expense

The following is a reconciliation of the theoretical tax expense, assuming all income was taxed at the regular tax rates applicable to the Company in the U.S. and the actual tax expense:

	Year ended December 31,
	2015	2014
	($ in thousands)

Loss before taxes on income, as reported in the statements of operations	$15,581	$25,083

Theoretical tax benefit	(5,297)	(8,529)
Decrease in tax benefit resulting from permanent differences	273	390
Increase (decrease) in taxes on income resulting from the computation of deferred taxes at a rate which is different from the theoretical rate, and other	716	2,038
Difference between income reported for tax purposes and income for financial reporting purposes — net	50	1,100
Decrease in theoretical tax benefit resulting from subsidiaries different tax rate	(53)	(73)
Change in corporate tax rates		-
Change in valuation allowance	4,315	5,086
	$4	$12

Schedule of changes in the valuation allowance

The changes in the valuation allowance for the year ended December 31, 2015 and 2014 were as follows:

	Year ended December 31,
	2015	2014
	($ in thousands)
Balance at the beginning of the year	$24,655	$19,569
Changes during the year	4,315	5,086
Balance at the end of the year	$28,970	$24,655

Schedule of open tax years by major jurisdiction	A summary of open tax years by major jurisdiction is presented below:
Jurisdiction	Years
U.S.	2012-2015

Israel	2012-2015

Germany	2010-2015

United Kingdom	2014-2015

Schedule of deferred income tax

	December 31,
	2015	2014
	($ in thousands)

Short-term:
Allowance for doubtful accounts	$74	$89
Provision for vacation and recreation pay	105	59
	179	148
Long-term:
R&D expenses	1,326	1,738
Share-based compensation	3,737	2,990
Carry forward tax losses	23,674	19,729
Accrued severance pay, net	54	50
	28,791	24,507
Less-valuation allowance	(28,970)	(24,655)
	$-	$-